Offerings	Dec. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	13,476,542
Maximum Aggregate Offering Price	$ 37,610,292.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,193.98
Rule 457(f)	true
Amount of Securities Received | shares	13,476,542
Value of Securities Received, Per Share	2.865
Value of Securities Received	$ 38,610,292.83
Fee Note MAOP	$ 38,610,292.83
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, the proposed maximum aggregate offering price is an amount equal to the product of 13,476,542 shares of common stock of abrdn Global Income Fund, Inc., the estimated maximum number of shares of common stock of abrdn Global Income Fund, Inc. that may be cancelled in the merger and exchanged for common stock of the Registrant, and $2.865, the average of the high and low trading price of shares of common stock of abrdn Global Income Fund, Inc. on December 22, 2025 (within five business days prior to the date of filing of this Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. A registration fee of $153.10 was previously paid in connection with the initial filing on September 12, 2025.